Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Value of Initial $100
					Investment Based on
	Summary		Average Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid	Table Total for	Actually Paid to	Shareholder	Shareholder	Net Income (loss)	Adjusted EBITDA (5)
Year	PEO (1)	to PEO (2)	Non-PEO NEOs (1)	Non-PEO NEOs	Return	Return (4)	(in thousands)	(in thousands)
2022	$34,291	$13,688,395	$4,305,869	$2,091,584	$226.43	$118.69	$147,139	$232,313
2021	33,115	253,610,579	5,634,227	30,194,861	214.25	143.55	(60,018)	178,112
2020	2,559,392	278,740,704	1,914,694	31,929,509	167.21	117.10	(1,724)	155,808

(1)

For each year presented, Mr. Patrick W. Smith was our principal executive officer (PEO); reflects amounts reported in the Summary Compensation Table (“SCT”) for the respective years. Our non-PEO NEOs for 2022 were Ms. Bagley and Messrs. Isner, Kunins, Larson, Ahsan, and Zito. Our non-PEO NEOs for 2021 and 2020 were Messrs. Larson, Ahsan, Isner, and Kunins. Average compensation for the non-PEO NEOs reflects amounts reported in the SCT for the respective years.

(2)

Amounts shown for compensation actually paid (“CAP”) are computed in accordance with Item 402(v) of Regulation S-K under the Exchange Act and do not reflect the actual amount of compensation earned by or paid to the NEOs during the applicable year. These amounts reflect total compensation as reported in the SCT with certain adjustments as required by item 402(v) of Regulation S-K as described in footnote (3) below.

(3)

CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718, Compensation - Stock Compensation. The valuation methodologies and assumptions used to calculate CAP are based on the grant date fair value of these awards as disclosed in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table below:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for the PEO and non-PEOs:

	Calculation for PEO
Calculation (a) of Compensation Actually Paid	Year 2020	Year 2021	Year 2022
Summary Compensation Table Total	$2,559,392	$33,115	$34,291
Less grant date fair value of stock and option awards	(2,531,425)	—	—
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year	405,161	227,074,553	—
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years	278,307,576	26,502,911	13,654,104
Compensation Actually Paid	$278,740,704	$253,610,579	$13,688,395

	Calculation for Average of Non-PEOs
Calculation (a) of Compensation Actually Paid	Year 2020	Year 2021	Year 2022
Summary Compensation Table Total	$1,914,694	$5,634,227	$4,305,869
Less grant date fair value of stock and option awards	(1,156,333)	(4,414,658)	(3,502,709)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	469,229	3,515,309	4,596,869
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year	220,174	21,247,901	51,093
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years	30,481,745	4,212,082	(3,359,538)
Compensation Actually Paid	$31,929,509	$30,194,861	$2,091,584

(a)

For the PEO and other NEOs, for each covered year, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

(b)	The amount shown for 2020 represents the total stock compensation expense for modified shares related to a PSU award for Mr. Smith. See the SCT for more information.

(4)

TSR shown in this table utilizes the Russell Midcap Index which we use in the stock performance graph required by Item 201(e) of Regulation S-K included in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table above. The comparison assumes $100 was invested for the period starting December 31, 2019 through December 31 of the applicable fiscal year in each of the company’s Common Stock and the Russell Midcap Index. All dollar values assume reinvestment of the pre-tax value of dividends paid by companies included in the Russell Midcap Index. The historical stock price performance of our Common Stock shown is not necessarily indicative of future stock price performance.

(5)

Pursuant to Item 402(v) of Regulation S-K, we determined adjusted EBITDA to be the most important financial performance measure used to link company performance to CAP to our PEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined as Adjusted EBITDA (Most comparable GAAP Measure: Net income) - Earnings before interest expense, investment interest income, taxes, depreciation, amortization and non-cash stock-based compensation expense, realized and unrealized gains and losses on strategic investments and marketable securities, and certain other pre-tax items. For a reconciliation of Adjusted EBITDA to earnings, see “Fiscal 2022 Company Highlights and Compensation Overview” above. For a reconciliation of Adjusted EBITDA to earnings, see “Fiscal 2022 Company Highlights and Compensation Overview” above.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)

For each year presented, Mr. Patrick W. Smith was our principal executive officer (PEO); reflects amounts reported in the Summary Compensation Table (“SCT”) for the respective years. Our non-PEO NEOs for 2022 were Ms. Bagley and Messrs. Isner, Kunins, Larson, Ahsan, and Zito. Our non-PEO NEOs for 2021 and 2020 were Messrs. Larson, Ahsan, Isner, and Kunins. Average compensation for the non-PEO NEOs reflects amounts reported in the SCT for the respective years.

PEO Total Compensation Amount	$ 34,291	$ 33,115	$ 2,559,392
PEO Actually Paid Compensation Amount	$ 13,688,395	253,610,579	278,740,704
Adjustment To PEO Compensation, Footnote [Text Block]

(3)

CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718, Compensation - Stock Compensation. The valuation methodologies and assumptions used to calculate CAP are based on the grant date fair value of these awards as disclosed in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table below:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for the PEO and non-PEOs:

	Calculation for PEO
Calculation (a) of Compensation Actually Paid	Year 2020	Year 2021	Year 2022
Summary Compensation Table Total	$2,559,392	$33,115	$34,291
Less grant date fair value of stock and option awards	(2,531,425)	—	—
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year	405,161	227,074,553	—
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years	278,307,576	26,502,911	13,654,104
Compensation Actually Paid	$278,740,704	$253,610,579	$13,688,395

(a)

For the PEO and other NEOs, for each covered year, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

(b)	The amount shown for 2020 represents the total stock compensation expense for modified shares related to a PSU award for Mr. Smith. See the SCT for more information.

Non-PEO NEO Average Total Compensation Amount	$ 4,305,869	5,634,227	1,914,694
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,091,584	30,194,861	31,929,509
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(3)

CAP reflects the exclusions and inclusions of equity awards for the PEO and the other NEOs as set forth below and calculated in accordance with FASB ASC Topic 718, Compensation - Stock Compensation. The valuation methodologies and assumptions used to calculate CAP are based on the grant date fair value of these awards as disclosed in the company’s consolidated audited financial statements filed with the SEC on Form 10-K for the years reflected in the table below:

Summary Compensation Table Total to Compensation Actually Paid Reconciliation for the PEO and non-PEOs:

	Calculation for Average of Non-PEOs
Calculation (a) of Compensation Actually Paid	Year 2020	Year 2021	Year 2022
Summary Compensation Table Total	$1,914,694	$5,634,227	$4,305,869
Less grant date fair value of stock and option awards	(1,156,333)	(4,414,658)	(3,502,709)
Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year	469,229	3,515,309	4,596,869
Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year	220,174	21,247,901	51,093
Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years	30,481,745	4,212,082	(3,359,538)
Compensation Actually Paid	$31,929,509	$30,194,861	$2,091,584

(a)

For the PEO and other NEOs, for each covered year, fair value of awards that are granted and vest in the same covered fiscal year equals $0, and fair value of awards granted in prior years that are determined to fail to meet the applicable vesting conditions during the covered fiscal year equals $0.

(b)	The amount shown for 2020 represents the total stock compensation expense for modified shares related to a PSU award for Mr. Smith. See the SCT for more information.

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	Figure 1: Relationship Between Axon’s Compensation Actually Paid for PEO and NEOs (Average) vs. Cumulative TSR of Axon and the Peer Group
Compensation Actually Paid vs. Net Income [Text Block]	Figure 2: Relationship Between Axon’s Compensation Actually Paid for PEO and NEOs (Average) vs. Axon’s Net Income
Compensation Actually Paid vs. Company Selected Measure [Text Block]	Figure 3: Relationship Between Axon’s Compensation Actually Paid for PEO and NEOs (Average) vs. Adjusted EBITDA
Tabular List [Table Text Block]

Set forth below is a list of the three most important financial performance measures used to link executive compensation actually paid to our Named Executive Officers during 2022 to Company performance.

●	Adjusted EBITDA
●	Revenue
●	Company stock price

Total Shareholder Return Amount	$ 226.43	214.25	167.21
Peer Group Total Shareholder Return Amount	118.69	143.55	117.10
Net Income (Loss)	$ 147,139,000	$ (60,018,000)	$ (1,724,000)
Company Selected Measure Amount	232,313,000	178,112,000	155,808,000
PEO Name	Mr. Patrick W. Smith
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(5)

Pursuant to Item 402(v) of Regulation S-K, we determined adjusted EBITDA to be the most important financial performance measure used to link company performance to CAP to our PEO and other NEOs in 2022. This performance measure may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important such measure in future years. Adjusted EBITDA is defined as Adjusted EBITDA (Most comparable GAAP Measure: Net income) - Earnings before interest expense, investment interest income, taxes, depreciation, amortization and non-cash stock-based compensation expense, realized and unrealized gains and losses on strategic investments and marketable securities, and certain other pre-tax items. For a reconciliation of Adjusted EBITDA to earnings, see “Fiscal 2022 Company Highlights and Compensation Overview” above. For a reconciliation of Adjusted EBITDA to earnings, see “Fiscal 2022 Company Highlights and Compensation Overview” above.

PEO [Member] | Less grant date fair value of stock and option awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount			$ (2,531,425)
PEO [Member] | Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 227,074,553	405,161
PEO [Member] | Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 13,654,104	26,502,911	278,307,576
Non-PEO NEO [Member] | Less grant date fair value of stock and option awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(3,502,709)	(4,414,658)	(1,156,333)
Non-PEO NEO [Member] | Add year-end fair value of awards granted during the fiscal year that are outstanding and unvested as of the end of the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	4,596,869	3,515,309	469,229
Non-PEO NEO [Member] | Add change in fair value (whether positive or negative) as of vesting date of awards granted in prior fiscal years for which all applicable vesting conditions were satisfied during the fiscal year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	51,093	21,247,901	220,174
Non-PEO NEO [Member] | Add change in fair value (whether positive or negative) as of fiscal year-end for unvested and outstanding awards or forfeited awards granted in prior fiscal years
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (3,359,538)	$ 4,212,082	$ 30,481,745